OTHER INTANGIBLES ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 23,582	$ 24,105
Accumulated amortization	(23,582)	(21,864)
Total other intangibles assets		2,241
Amortization expense	2,241	2,305	$ 2,325
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,439	1,573
Accumulated amortization	(1,439)	(1,573)
Distribution Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,565	1,653
Accumulated amortization	(1,565)	(1,558)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	5,972	6,273
Accumulated amortization	(5,972)	(5,971)
Distribution Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	14,606	14,606
Accumulated amortization	$ (14,606)	$ (12,762)